CONDENSED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 553	$ 446
Cost of revenue	370	323
Gross profit	183	123
Operating expenses
Selling and marketing	1,436	185
General and administrative	2,294	444
Depreciation and amortization	113	54
Total operating expenses	3,843	683
Loss from operations	(3,660)	(560)
Other income (expenses)
Loss on sale of crypto assets	(244)	0
Unrealized loss on investment	0	(31)
Change in fair value on crypto assets	(875)	0
Interest income	0	0
Total other income (expenses)	(1,119)	(31)
Loss before income taxes	(4,779)	(591)
Income tax provision	0	0
Net loss	$ (4,779)	$ (591)